Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Oct. 04, 2016	Dec. 31, 2016	Mar. 31, 2016
Description of Business and Basis of Presentation [Line Items]
Goodwill		$ 5,370	$ 254
Secondary Public Offering [Member]
Description of Business and Basis of Presentation [Line Items]
Additional shares issued	4,600,000
Offering price per share	$ 16.50
Offering expenses	$ 600